Other Current assets	6 Months Ended
Jun. 30, 2012
Other Current assets (Abstract)
Other Current assets
5. Other Current assets:

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2011	2012
Inventories	$ 10,706	$ 5,223
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	11,521	12,643
Loss of hire proceeds (Note 14)	-	24,640
Refundable import taxes	-	37,484
Other	4,969	8,033

Balance at end of year/period	$ 65,248	$ 142,964